Redeemable, Convertible Preferred Stock (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable convertible preferred stock	The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - $0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631
The dollar amounts and share counts in the table below are adjusted to reflect the impact of the exchange ratio on the shares authorized, shares issued and outstanding, and issue price. The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - $0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631
The dollar amounts and share counts in the table below are adjusted to reflect the impact of the exchange ratio on the shares authorized, shares issued and outstanding, and issue price. The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - $0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631
The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 and December 31, 2021, are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - 0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631